Cover page	Jun. 28, 2026	Nov. 04, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date		Nov. 04, 2025
Entity Registrant Name		LAM RESEARCH CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		0-12933
Entity Tax Identification Number		94-2634797
Entity Address, Address Line One		4650 Cushing Parkway
Entity Address, City or Town		Fremont
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94538
City Area Code		510
Local Phone Number		572-0200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, Par Value $0.001 Per Share
Trading Symbol		LRCX
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0000707549
Current Fiscal Year End Date	--06-28